CAPITAL RISK MANAGEMENT - Narrative (Details)	Dec. 31, 2023 CAD ($)	Apr. 30, 2023 CAD ($)	Apr. 03, 2023 CAD ($)	Dec. 31, 2022 CAD ($)	Dec. 31, 2021 CAD ($)
Disclosure of detailed information about business combination [line items]
Current portion of long-term debt	$ 1,100,000,000			$ 1,828,000,000
Short-term borrowings	1,750,000,000			2,985,000,000
Total	7,943,000,000			7,938,000,000
Restricted cash and cash equivalents	$ 0			12,837,000,000
Debt-Leverage Ratio, Target	3.5
Letters of Credit
Disclosure of detailed information about business combination [line items]
Maximum borrowing capacity	$ 243,000,000			75,000,000
Non-revolving credit facility borrowings
Disclosure of detailed information about business combination [line items]
Maximum borrowing capacity	500,000,000			1,000,000,000
Short-term borrowings	$ 0			$ 371,000,000	$ 507,000,000
Shaw Communications Inc.
Disclosure of detailed information about business combination [line items]
Maximum borrowing capacity			$ 6,000,000,000
Fair value of consideration transferred			20,483,000,000
Borrowings recognised as of acquisition date		$ 4,550,000,000	$ 4,550,000,000